Receivables and Prepayments	12 Months Ended
Dec. 31, 2021
Receivables And Prepayments.
Receivables and Prepayments
9.	Receivables and Prepayments

	December 31 2021	December 31 2020
Taxes and other receivables	$64	$56
Prepayments	3,622	73
	$3,686	$129